Directors and Key Management compensation (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Related Party [Abstract]
Short-term employee benefits	€ 2.8	€ 3.3	€ 2.0
Share-based payment expense	7.6	6.3	1.4
Termination benefits	0.0	0.1	0.4
Non-Executive Director fees	0.4	0.4	0.3
Total Directors' and executive officers' compensation	€ 10.8	€ 10.1	€ 4.1